AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 2018

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 349	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 350	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 18, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 349 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 18, 2018 as the new effective date for Post-Effective Amendment No. 34 to the Trust’s Registration Statement, which was filed on April 20, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 44, 48, 52, 57, 65, 72, 77, 81, 86, 91, 95, 99, 103, 107, 112, 115, 120, 123, 127, 130, 134, 140, 145, 150, 154, 157, 160, 162, 165, 168, 173, 176, 179, 182, 187, 190, 192, 195, 197, 200, 203, 207, 210, 214, 218, 222, 227, 233, 237, 241, 247, 250, 256, 261, 268, 275, 282, 287, 291, 296, 303, 307, 311, 315, 319, 323, 327, 331, 336, 340 and 344 to the Trust’s Registration Statement filed on July 23, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015, August 7, 2015, September 4, 2015, October 2, 2015, October 30, 2015, November 27, 2015, December 23, 2015, January 21, 2016, February 19, 2016, March 18, 2016, April 15, 2016, May 13, 2016, June 10, 2016, July 8, 2016, August 5, 2016, September 2, 2016, September 30, 2016, October 28, 2016, November 23, 2016, December 22, 2016, January 20, 2017, February 17, 2017, March 17, 2017, April 13, 2017, May 12, 2017, June 9, 2017, July 7, 2017, August 4, 2017, September 1, 2017, September 29, 2017, October 27, 2017, November 22, 2017 and December 21, 2017, respectively. This Amendment relates solely to PowerShares Global Macro Portfolio, PowerShares Emerging Markets Equity Allocation Portfolio, PowerShares Crude Oil Allocation Portfolio and PowerShares Absolute Return Allocation Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 34 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 298 to the Trust’s Registration Statement, which was filed on February 23, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 19th day of January, 2018.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	January 19, 2018

/s/ Steven M. Hill Steven M. Hill	Treasurer	January 19, 2018

/s/ Anna Paglia Anna Paglia	Secretary	January 19, 2018

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	January 19, 2018

*/s/ Todd J. Barre Todd J. Barre	Trustee	January 19, 2018

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	January 19, 2018

*/s/ Marc M. Kole Marc M. Kole	Trustee	January 19, 2018

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	January 19, 2018

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	January 19, 2018

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	January 19, 2018

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	January 19, 2018

*By: /s/ Anna Paglia Anna Paglia		January 19, 2018
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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